Summary of Significant Accounting Policies (Details Textual) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Foreign Currency Transaction Gain (Loss), Realized	$ (9,143)	$ 2,037	$ (3,291)